Pioneer High Income Fund, Inc.
Schedule of Investments | June 30, 2026
Stockholders of Pioneer High Income Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Since August 20, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 8). The Fund’s NYSE ticker symbol was PHT.

Schedule of Investments  |  6/30/26*
(unaudited)
Principal Amount USD ($)		Value
UNAFFILIATED ISSUERS — 102.1%
Corporate Bonds — 0.0% of Net Assets
Pharmaceuticals — 0.0%
2,600,000(a)+	Tricida, Inc., 5/15/27	$ —
	Total Pharmaceuticals	$—

	Total Corporate Bonds (Cost $0)	$—

Face Amount USD ($)
	Insurance-Linked Securities—3.2% of Net Assets#
	Reinsurance Sidecars — 3.2%
	Multiperil – Worldwide — 3.2%
40,466(b)+	Alturas Re 2022-2, 12/31/27	$ 486
750,000(c)(d)+	Gleneagles Re 2022, 12/31/27	—
1,500,000(b)+	Thopas Re 2022, 12/31/27	9,420
1,596,147(b)+	Thopas Re 2023, 12/31/28	—
1,596,147(b)+	Thopas Re 2024, 12/31/29	8,990
1,000,000(b)+	Thopas Re 2025, 12/31/30	54,300
		$73,196

	Total Reinsurance Sidecars	$73,196

	Total Insurance-Linked Securities (Cost $289,233)	$73,196

Principal Amount USD ($)
Foreign Government Bond — 0.0% of Net Assets
Russia — 0.0%
382,800(a)+#	Russian Government International Bond, 7.500%, 3/31/30	$ —
	Total Russia	$—

	Total Foreign Government Bond (Cost $338,124)	$—

1Pioneer High Income Fund, Inc. | 6/30/26

Shares		Value
	SHORT TERM INVESTMENTS — 98.9% of Net Assets
	Open-End Fund — 98.9%
2,251,957(e)	Dreyfus Government Cash Management, Institutional Shares, 3.54%	$2,251,957
		$2,251,957

	TOTAL SHORT TERM INVESTMENTS (Cost $2,251,957)	$2,251,957

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.1% (Cost $2,879,314)	$2,325,153
	OTHER ASSETS AND LIABILITIES — (2.1)%	$(47,328)
	net assets — 100.0%	$2,277,825

(a)	Security is in default.
(b)	Issued as preference shares.
(c)	Non-income producing security.
(d)	Issued as participation notes.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Information shown in the Schedule of Investments reflects remaining investments held by the Fund at June 30, 2026.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$486
Gleneagles Re 2022	1/18/2022	289,233	—
Russian Government International Bond	6/26/2002	338,124	—
Thopas Re 2022	2/7/2022	—	9,420
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	—	8,990
Thopas Re 2025	1/10/2025	—	54,300
Total Restricted Securities			$73,196
% of Net assets			3.2%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Pioneer High Income Fund, Inc. | 6/30/262

Schedule of Investments  |  6/30/26*
(unaudited) (continued)
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$—*	$—*
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	73,196	73,196
Foreign Government Bond	—	—	—*	—*
Open-End Fund	2,251,957	—	—	2,251,957
Total Investments in Securities	$2,251,957	$—	$73,196	$2,325,153
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Convertible Corporate Bonds	Corporate Bonds	Insurance- Linked Securities	Foreign Government Bond	Total
Balance as of 3/31/26	$0*	$0*	$0*	$92,330	$0*	$92,330
Realized gain (loss)	(8)	(103,505)	—	—	—	(103,513)
Changed in unrealized appreciation (depreciation)	8	103,505	—	(19,134)	(2,391)	81,988
Return of capital	—	—	—	—	2,391	2,391
Purchases	—	—	—	—	—	—
Sales	—	(0)*	—	—	—	(0)*
Transfers in to Level 3**	—	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—	—
Balance as of 6/30/26	$0	$0	$0*	$73,196	$0*	$73,196
*	Securities valued at $0
**	Transfers are calculated on the beginning of period values. During the period ended June 30, 2026, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2026:		$(21,525)
3Pioneer High Income Fund, Inc. | 6/30/26